Debt - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 15, 2011 Credit Facility USD ($)	Dec. 31, 2012 Credit Facility USD ($)	Dec. 31, 2011 Credit Facility Interest Expense USD ($)	Dec. 31, 2012 Term Loan USD ($)	Feb. 02, 2011 Revolving Credit Facility USD ($)	May 05, 2008 Revolving Credit Facility Y	Dec. 31, 2010 Revolving Credit Facility USD ($)	Dec. 31, 2010 Revolving Credit Facility CZK
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 235,000			$ 100,000			$ 1,300	25,000
Credit facility interest rate description			The Credit Facility bears interest at an adjusted LIBOR rate plus 6.0% with a LIBOR floor of 1.5%. Interest on the loan is payable in arrears.						PRIBOR plus a margin	PRIBOR plus a margin
Credit facility interest rate, above LIBOR rate			6.00%
Credit facility interest rate, floor rate			1.50%
Net cash proceeds from credit facility				223,754
Payment for debt issuance cost		7,004		11,246
Fees paid to lenders					423
Credit facility termination date				Mar. 15, 2016
Mandatory principal payments	38,137
Voluntary prepayment of principal amount	96,000
Additional amortization due to voluntary prepayments made	3,496
Revolving credit facility contractual period								5
Credit facility expiration date								2013-03
Revolving credit facility outstanding amount									1,050
Repayment of revolving credit facility							$ 1,125